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                        SUPPLEMENT DATED AUGUST 16, 2004
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED MARCH 30, 2004
                       VAN KAMPEN GROWTH AND INCOME FUND

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED APRIL 30, 2004
                            VAN KAMPEN COMSTOCK FUND
                       VAN KAMPEN EQUITY AND INCOME FUND

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 30, 2003
                        VAN KAMPEN EMERGING GROWTH FUND

     The Prospectus hereby is supplemented as follows:

     (1) The section entitled "FEES AND EXPENSES OF THE FUND" hereby is amended by replacing footnote (2) to the fee table with the following:

(2) Investments of $1 million or more are not subject to any sales charge at the time of purchase, but a deferred sales charge of 1.00% may be imposed on certain redemptions made within eighteen months of the purchase. With respect to shares purchased prior to December 1, 2004, a deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the purchase. See "Purchase of Shares -- Class A Shares."

     (2) The section entitled "PURCHASE OF SHARES -- CLASS A SHARES" hereby is amended by replacing the footnote to the Class A Shares Sales Charge Schedule as follows:

* No sales charge is payable at the time of purchase on investments of $1 million or more, although for such investments the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of the purchase. With respect to shares purchased prior to December 1, 2004, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the purchase. The contingent deferred sales charge is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price.
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     (3) The section entitled "PURCHASE OF SHARES -- OTHER PURCHASE
PROGRAMS -- NET ASSET VALUE PURCHASE OPTIONS." hereby is amended by replacing the last sentence of option (8) as follows:

With respect to shares purchased prior to December 1, 2004, a commission will be paid to authorized dealers who initiate and are responsible for such purchases within a rolling twelve month period as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million, plus 0.50% on the next $47 million, plus 0.25% on the excess over $50 million.

     (4) The section entitled "PURCHASE OF SHARES -- OTHER PURCHASE
PROGRAMS -- NET ASSET VALUE PURCHASE OPTIONS." hereby is amended by replacing the last sentence of option (9) as follows:

Effective December 1, 2004, shares purchased in each group's participants account in connection with this privilege will be subject to a contingent deferred sales charge of 1.00% in the event of redemption within eighteen months of purchase and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, and 0.25% on the excess over $5 million. With respect to shares purchased prior to December 1, 2004, shares purchased in each group's participant account in connection with this privilege will be subject to a contingent deferred sales charge of 1.00% in the event of redemption within one year of purchase, and a commission will be paid to authorized dealers who initiate and are responsible for such sales to each individual as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                MF SPT FIND 8/04
                                                                     65263SPT-01
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                        SUPPLEMENT DATED AUGUST 16, 2004
                                     TO THE

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 30, 2003
                        VAN KAMPEN EMERGING GROWTH FUND

            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 30, 2004
                       VAN KAMPEN GROWTH AND INCOME FUND,
                  AS PREVIOUSLY SUPPLEMENTED ON APRIL 5, 2004

            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2004
                       VAN KAMPEN EQUITY AND INCOME FUND

             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 27, 2004
                            VAN KAMPEN COMSTOCK FUND

     The Statement of Additional Information hereby is supplemented as follows:

     (1) The footnote to the Class A Shares Sales Charge Table in the section entitled "DISTRIBUTION AND SERVICE" hereby is replaced as follows:

     * No sales charge is payable at the time of purchase on investments of $1 million or more, although the Fund may impose a contingent deferred sales charge of 1.00% on certain redemptions made within eighteen months of the purchase. With respect to shares purchased prior to December 1, 2004, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the purchase. The eighteen-month period (or one-year period, as applicable) ends on the first business day of the nineteenth month (or thirteenth month, as applicable) after the purchase date. A commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales of $1 million to $2 million, plus 0.75% on the next $1 million, plus 0.50% on the next $2 million, and 0.25% on the excess over $5 million. No commission will be paid on such investments by retirement plans of the type described in the prospectus in the section entitled "Purchase of Shares -- Other Purchase Programs -- Net asset value purchase options." option (8)." Authorized dealers will be eligible to receive the ongoing service fee with respect to such shares commencing in the second year following purchase. Proceeds from the distribution and service fees paid by the Fund during the first twelve months are paid to the Distributor and are used by the Distributor to defray its distribution and service related expenses. With respect to shares purchased prior to December 1, 2004, a commission or transaction fee will be paid by the Distributor at the time of purchase directly out of the Distributor's assets (and not out of the Fund's assets) to authorized dealers who initiate and are responsible for purchases of $1 million or more computed on a percentage of the dollar value of such shares sold as follows: 1.00% on sales to $2 million, plus 0.80% on the next $1 million and 0.50% on the excess over $3 million.

     (2) The section entitled "CONTINGENT DEFERRED SALES CHARGE -- CLASS A" hereby is amended by replacing the first sentence with the following two sentences:

     As described in the Fund's Prospectus under "Purchase of Shares -- Class A Shares," there is no sales charge payable on Class A Shares at the time of purchase on investments of $1 million or more, but a contingent deferred sales charge ("CDSC-Class A") may be imposed on certain redemptions made within eighteen months of the purchase. With respect to shares purchased prior to December 1, 2004, the contingent deferred sales charge may be imposed on certain redemptions made within one year of the purchase.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               SAI SPT FEE1 8/04